Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
New Standards, Amendments to Standards and Interpretations to Existing Standards Adopted By The Group
New standards, amendments to standards and interpretations to existing standards adopted by the group
The standards and amendments to standards that became effective during the 2018 year did not have an impact on the consolidated financial statements with the exception of the following:

Pronouncement	Title	Effective date
IAS 7 (Amendments)	Statement of Cash Flows - Disclosure initiative	1 January 2017

New Standards, Amendments to Standards and Interpretations to Existing Standards That Are Not Yet Effective and Have Not Been Early Adopted
New standards, amendments to standards and interpretations to existing standards that are not yet effective and have not been early adopted.
At the date of authorisation of these financial statements, the standards, amendments to standards and interpretations listed below were in issue but not yet effective. These new standards and interpretations have not been early adopted by the group and the group plans on adopting these standards, amendments to standards and interpretations on the dates when they become effective. The effective dates below are for the financial periods beginning on or after the given date.
The following standards, amendments to standards and interpretations to existing standards may possibly have an impact on the group:

Pronouncement	Title	Effective date
IFRS 9	Financial Instruments	1 January 2018

This standard on classification and measurement of financial assets and financial liabilities will replace IAS 39, Financial Instruments: Recognition and Measurement. IFRS 9 has two measurement categories: amortised cost and fair value.

The group does not expect the new guidance to have a significant impact on the classification and measurement of its financial assets for the following reasons:
–__-The equity instruments that are currently classified as available-for-sale financial assets appear to satisfy the conditions for classification as at fair value through other comprehensive income and hence there will be no change to the accounting for these assets.
–__-A fair value through other comprehensive income (FVOCI) election is available for the equity instruments which are currently classified as available-for-sale.
–__-Equity investments currently measured at fair value through profit or loss (FVPL) will likely continue to be measured on the same basis under IFRS 9.
–__-Debt instruments currently classified as held-to-maturity and measured at amortised cost appear to meet the conditions for classification at amortised cost under IFRS 9.

2	ACCOUNTING POLICIES continued
RECENT ACCOUNTING DEVELOPMENTS continued
The following standards, amendments to standards and interpretations to existing standards may possibly have an impact on the group:

Pronouncement	Title	Effective date
IFRS 9	Financial Instruments continued	1 January 2018

There will be no impact on the group’s accounting for financial liabilities, as the new requirements only affect the accounting for financial liabilities that are designated at fair value through profit or loss and the group does not have any such liabilities.

The derecognition rules for all financial instruments have been transferred from IAS 39.

Hedge accounting

The new hedge accounting rules will align the accounting for hedging instruments more closely with the group’s risk management practices. As a general rule, more hedge relationships might be eligible for hedge accounting, as the standard introduces a more principles-based approach. However, at this stage the group does not expect to identify any new hedge relationships. The group’s existing hedge relationships appear to qualify as continuing hedges upon the adoption of IFRS 9. As a consequence, the group does not expect a significant impact on the accounting for its hedging relationships.

Expected credit losses

The impairment model requires the recognition of impairment provisions based on expected credit losses (ECL) rather than only incurred credit losses as is the case under IAS 39. The impact of the new impairment requirements is not expected to be material for the following reasons:
–__-The group does not generally carry significant assets that are subject to the new impairment requirements; and
–__-The group expects to make use of practical expedients when measuring expected credit losses on trade receivables.

Disclosures

Extensive disclosures are required, including reconciliations from opening to closing amounts of the ECL provision, assumptions and inputs and a reconciliation on transition of the original classification categories under IAS 39 to the new classification categories in IFRS 9. These are expected to change the nature and extent of the group’s disclosures about its financial instruments particularly in the year of the adoption of the new standard.

Transition

The group expects to apply the standard prospectively without restating any comparative figures. The difference between the carrying amount of financial instruments before the adoption of IFRS 9 and the new carrying amount calculated in accordance with the standard at the beginning of the annual reporting period that includes the date of initial application will be recognised directly in the opening balance of equity in the annual reporting period that includes the date of initial application.

2	ACCOUNTING POLICIES continued
RECENT ACCOUNTING DEVELOPMENTS continued
The following standards, amendments to standards and interpretations to existing standards may possibly have an impact on the group:

Pronouncement	Title	Effective date
IFRS 15	Revenue from Contracts with Customers	1 January 2018

Revenue is currently recognised when the goods are delivered and a certificate of sale is issued by the customer, which is taken to be the point in time at which the customer accepts the goods and the related risks and rewards of ownership transfer. Revenue is recognised at this point provided that the revenue and costs can be measured reliably, the recovery of the consideration is probable and there is no continuing management involvement with the goods.

Under IFRS 15, revenue will be recognised when a customer obtains control of the goods. The group expects that the certificate of sale will continue to drive revenue recognition as this is the point when control of the goods effectively transfers to the customer.

However, we expect that the adoption of IFRS 15 will result in the recognition of by-product revenue in “revenue from product sales”. Revenue from product sales includes gold income and by-product revenue. This change in classification results in a consequential increase in costs of sales, and therefore will not have an impact on previously reported gross profit or loss.

The group expects to apply the standard retrospectively to each prior reporting period presented in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.

IFRS 16	Leases	1 January 2019

The new standard requires lessees to recognise a lease liability reflecting future lease payments and a ‘right-of-use asset’ for virtually all lease contracts (with limited exceptions), whereas previously, lessees were required to make a distinction between a finance lease (on balance sheet) and an operating lease (off balance sheet).

The guidance on the definition of a lease (as well as the guidance on the combination and separation of contracts) has been updated, affecting lessors, although the accounting remains almost unchanged. The new accounting model for lessees is expected to impact negotiations between lessors and lessees.

The group is still assessing the impact of the new standard. In general, it is expected that assets and liabilities will increase as right of use assets and lease liabilities will be recognised for most of the group’s leases. This is expected to lead to an increase in depreciation and interest expense and a change in the classification of cash flows.